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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04963

The Berwyn Funds
(Exact name of registrant as specified in charter)

1189 Lancaster Avenue Berwyn, Pennsylvania	19312
(Address of principal executive offices)	(Zip code)

Kevin M. Ryan

The Killen Group, Inc. 1189 Lancaster Avenue Berwyn, Pennsylvania 19312
(Name and address of agent for service)

Registrant's telephone number, including area code:	(610) 296-7222

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

COMMON STOCKS - 91.7%	Shares	Value
CONSUMER DISCRETIONARY - 14.3%
AUTO COMPONENTS - 3.9%
China Automotive Systems, Inc. (a)	391,026	$2,080,258
Spartan Motors, Inc.	1,391,741	5,747,891
		7,828,149
AUTOMOBILES - 1.3%
Winnebago Industries, Inc.	135,957	2,603,577

HOUSEHOLD DURABLES - 3.4%
Hooker Furniture Corp.	294,724	6,937,803

LEISURE PRODUCTS - 1.6%
Callaway Golf Co.	389,978	3,256,316

SPECIALTY RETAIL - 1.6%
bebe stores, inc.	2,044,911	1,922,216
Christopher & Banks Corp. (a)	1,130,734	1,255,115
		3,177,331
TEXTILES, APPAREL & LUXURY GOODS - 2.5%
Crocs, Inc. (a)	395,200	5,107,960

ENERGY - 4.3%
ENERGY EQUIPMENT & SERVICES - 1.6%
Gulf Island Fabrication, Inc.	64,524	679,438
Newpark Resources, Inc. (a)	475,850	2,436,352
		3,115,790
OIL, GAS & CONSUMABLE FUELS - 2.7%
Hallador Energy Co.	706,251	4,908,444
Warren Resources, Inc. (a)	1,253,555	613,490
		5,521,934
FINANCIALS - 9.4%
INSURANCE - 3.8%
Hallmark Financial Services, Inc. (a)	661,349	7,598,900

REAL ESTATE INVESTMENT TRUSTS - 2.6%
Cedar Realty Trust, Inc.	858,630	5,332,092

THRIFTS & MORTGAGE FINANCE - 3.0%
Dime Community Bancshares, Inc.	359,838	6,081,262

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
HEALTH CARE - 2.9%
BIOTECHNOLOGY - 2.9%
Myriad Genetics, Inc. (a)	158,900	$5,955,572

INDUSTRIALS - 26.1%
COMMERCIAL SERVICES & SUPPLIES - 9.9%
ACCO Brands Corp. (a)	763,632	5,398,878
Ennis, Inc.	275,267	4,778,635
Knoll, Inc.	232,296	5,105,866
McGrath RentCorp	175,989	4,697,147
		19,980,526
CONSTRUCTION & ENGINEERING - 2.5%
Granite Construction, Inc.	171,551	5,089,918

ELECTRICAL EQUIPMENT - 2.0%
Encore Wire Corp.	123,695	4,041,116

MACHINERY - 4.7%
FreightCar America, Inc.	292,281	5,015,542
Graham Corp.	254,032	4,483,665
		9,499,207
MARINE - 2.7%
Diana Shipping, Inc. (a)	845,689	5,480,065

PROFESSIONAL SERVICES - 4.3%
Navigant Consulting, Inc. (a)	224,832	3,577,077
RPX Corp. (a)	382,509	5,248,023
		8,825,100
INFORMATION TECHNOLOGY - 18.9%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 9.8%
Mercury Systems, Inc. (a)	413,097	6,572,373
Methode Electronics, Inc.	125,889	4,015,859
Plexus Corp. (a)	99,600	3,842,568
ScanSource, Inc. (a)	155,250	5,505,165
		19,935,965
IT SERVICES - 1.5%
Unisys Corp. (a)	251,085	2,987,912

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.6%
Advanced Energy Industries, Inc. (a)	171,212	4,502,876

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
INFORMATION TECHNOLOGY - 18.9% (Continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.6% (Continued)
Rudolph Technologies, Inc. (a)	456,736	$5,686,363
Synaptics, Inc. (a)	62,750	5,174,365
		15,363,604
MATERIALS - 12.6%
CHEMICALS - 6.8%
Intrepid Potash, Inc. (a)	440,674	2,441,334
KMG Chemicals, Inc.	297,897	5,746,433
Landec Corp. (a)	482,140	5,626,574
		13,814,341
METALS & MINING - 3.1%
Olympic Steel, Inc.	79,713	793,144
Stillwater Mining Co. (a)	527,223	5,446,214
		6,239,358
PAPER & FOREST PRODUCTS - 2.7%
Deltic Timber Corp.	90,481	5,411,668

TELECOMMUNICATION SERVICES - 3.2%
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.2%
Vonage Holdings Corp. (a)	1,088,755	6,401,879

TOTALCOMMON STOCKS (Cost $198,052,659)		$185,587,345

MONEY MARKET FUNDS - 8.2%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.08%(b)	9,919,081	$9,919,081
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.08%(b)	6,671,936	6,671,936
TOTAL MONEY MARKET FUNDS (Cost $16,591,017)		$16,591,017

TOTAL INVESTMENTS AT VALUE - 99.9% (Cost $214,643,676)		$202,178,362

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		293,989

NET ASSETS - 100.0%		$202,472,351

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2015.

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

COMMON STOCKS - 18.9%	Shares	Value
CONSUMER DISCRETIONARY - 3.5%
AUTO COMPONENTS - 1.1%
Superior Industries International, Inc.	1,150,406	$21,489,584

HOTELS, RESTAURANTS & LEISURE - 0.9%
Carnival Corp.	360,000	17,892,000

HOUSEHOLD DURABLES - 1.5%
Newell Rubbermaid, Inc.	230,000	9,133,300
Sony Corp. - ADR	774,500	18,975,250
		28,108,550
CONSUMER STAPLES - 1.3%
BEVERAGES - 1.1%
Carlsberg A/S - ADR	1,341,555	20,606,285

PERSONAL PRODUCTS - 0.2%
Avon Products, Inc.	1,179,100	3,832,075

ENERGY - 0.2%
OIL, GAS & CONSUMABLE FUELS - 0.2%
Chesapeake Energy Corp.	466,500	3,419,445

FINANCIALS - 2.4%
BANKS - 0.6%
Huntington Bancshares, Inc.	1,115,000	11,819,000

INSURANCE - 1.0%
Aflac, Inc.	160,000	9,300,800
Hartford Financial Services Group, Inc. (The)	235,000	10,758,300
		20,059,100
REAL ESTATE INVESTMENT TRUSTS - 0.8%
Mack-Cali Realty Corp.	822,750	15,533,520

HEALTH CARE - 3.4%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
CryoLife, Inc.	1,115,756	10,856,306

HEALTH CARE PROVIDERS & SERVICES - 1.8%
Landauer, Inc.	458,372	16,955,180

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 18.9% (Continued)	Shares	Value
HEALTH CARE - 3.4% (Continued)
HEALTH CARE PROVIDERS & SERVICES - 1.8% (Continued)
Quest Diagnostics, Inc.	285,000	$17,518,950
		34,474,130
PHARMACEUTICALS - 1.0%
GlaxoSmithKline plc - ADR	517,000	19,878,650

INDUSTRIALS - 2.3%
COMMERCIAL SERVICES & SUPPLIES - 2.2%
Ennis, Inc.	1,105,550	19,192,348
Pitney Bowes, Inc.	1,163,000	23,085,550
		42,277,898
ELECTRICAL EQUIPMENT - 0.1%
LSI Industries, Inc.	273,360	2,307,159

INFORMATION TECHNOLOGY - 4.7%
COMMUNICATIONS EQUIPMENT - 1.4%
Brocade Communications Systems, Inc.	460,000	4,774,800
Nokia Corp. - ADR	1,716,000	11,634,480
PCTEL, Inc. (a)	1,788,121	10,746,607
		27,155,887
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.8%
Corning, Inc.	1,186,500	20,312,880
CTS Corp.	566,853	10,492,449
FLIR Systems, Inc.	800,000	22,392,000
		53,197,329
SOFTWARE - 0.5%
CA, Inc.	180,000	4,914,000
Symantec Corp.	250,000	4,867,500
		9,781,500
MATERIALS - 0.1%
METALS & MINING - 0.1%
Gold Resource Corp.	701,272	1,774,218

UTILITIES - 1.0%
ELECTRIC UTILITIES - 1.0%
Exelon Corp.	325,000	9,652,500

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 18.9% (Continued)	Shares	Value
UTILITIES - 1.0% (Continued)
ELECTRIC UTILITIES - 1.0% (Continued)
FirstEnergy Corp.	315,000	$9,862,650
		19,515,150

TOTALCOMMON STOCKS (Cost $361,135,159)		$363,977,786

PREFERRED STOCKS - 7.2%	Shares	Value
ENERGY - 0.7%
OIL, GAS & CONSUMABLE FUELS - 0.7%
Chesapeake Energy Corp., 5.00% CV	290,700	$13,662,900

FINANCIALS - 3.9%
CAPITAL MARKETS - 0.6%
Affiliated Managers Group, Inc., 5.25%	169,797	4,260,852
Affiliated Managers Group, Inc., 6.375%	267,764	6,969,897
		11,230,749
INSURANCE - 0.2%
Aflac, Inc., 5.50%	112,990	2,823,620

REAL ESTATE INVESTMENT TRUSTS - 2.2%
Alexandria Real Estate Equity, Inc., Series D, 7.00% CV	418,817	11,308,059
FelCor Lodging Trust, Inc., 7.80%	1,161,738	28,845,954
Kimco Realty Corp., Series J, 5.50%	33,387	807,298
Public Storage, Series V, 5.375%	78,833	1,915,642
		42,876,953
THRIFTS & MORTGAGE FINANCE - 0.9%
New York Community Capital Trust V, 6.00% CV	357,496	17,767,551

INDUSTRIALS - 2.0%
COMMERCIAL SERVICES & SUPPLIES - 2.0%
Pitney Bowes, Inc., 5.25%	352,946	8,827,179
Pitney Bowes, Inc., 6.70%	1,112,088	29,025,497
		37,852,676
MATERIALS - 0.1%
METALS & MINING - 0.1%
Cliffs Natural Resources, Inc., Series A, 7.00% CV	1,288,119	3,091,486

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 7.2% (Continued)	Shares	Value
UTILITIES - 0.5%
ELECTRIC UTILITIES - 0.5%
Exelon Corp., 6.50%	223,442	$9,753,243

TOTAL PREFERRED STOCKS (Cost $159,441,850)		$139,059,178

CORPORATE BONDS - 62.6%	Par Value	Value
CONSUMER DISCRETIONARY - 11.4%
HOTELS, RESTAURANTS & LEISURE - 3.6%
Carnival Corp., 1.20%, due 02/05/16	$49,159,000	$49,211,453
Ruby Tuesday, Inc., 7.625%, due 05/15/20	20,000,000	19,800,000
		69,011,453
HOUSEHOLD DURABLES - 1.0%
D.R. Horton, Inc., 5.625%, due 01/15/16	8,703,000	8,779,151
Newell Rubbermaid Inc., 2.05%, due 12/01/17	9,700,000	9,715,268
		18,494,419
LEISURE PRODUCTS - 1.3%
Brunswick Corp., 144A, 4.625%, due 05/15/21	15,178,000	15,064,165
Brunswick Corp., 7.125%, due 08/01/27	9,900,000	10,543,500
		25,607,665
MEDIA - 1.0%
Scripps Networks Interactive, Inc., 2.70%, due 12/15/16	19,000,000	19,284,202

MULTI-LINE RETAIL - 1.6%
Family Dollar Stores, Inc., 5.00%, due 02/01/21	29,962,000	31,265,437

SPECIALTY RETAIL - 2.9%
Best Buy Co., Inc., 3.75%, due 03/15/16	16,490,000	16,630,989
Best Buy Co., Inc., 5.00%, due 08/01/18	3,000,000	3,165,000
Best Buy Co., Inc., 5.50%, due 03/15/21	34,183,000	35,721,235
		55,517,224
CONSUMER STAPLES - 15.2%
BEVERAGES - 1.6%
Dr Pepper Snapple Group, Inc., 2.90%, due 01/15/16	30,059,000	30,234,995

CONSUMER PRODUCTS - 0.6%
Church & Dwight Co., Inc., 3.35%, due 12/15/15	12,137,000	12,182,125

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 62.6% (Continued)	Par Value	Value
CONSUMER STAPLES - 15.2% (Continued)
FOOD & STAPLES RETAILING - 3.0%
Costco Wholesale Corp., 0.65%, due 12/07/15	$15,983,000	$15,991,743
Costco Wholesale Corp., 1.125%, due 12/15/17	22,445,000	22,443,519
Wal-Mart Stores, Inc., 4.00%, due 04/11/43	20,767,000	20,183,904
		58,619,166
FOOD PRODUCTS - 8.6%
ConAgra Foods, Inc., 1.30%, due 01/25/16	51,049,000	51,090,452
General Mills, Inc., 0.875%, due 01/29/16	40,882,000	40,918,507
General Mills, Inc., 4.15%, due 02/15/43	21,685,000	20,397,345
Kellogg Co., 4.45%, due 05/30/16	51,235,000	52,412,688
		164,818,992
HOUSEHOLD PRODUCTS - 0.3%
Clorox Co., 3.55%, due 11/01/15	6,005,000	6,018,968

PERSONAL PRODUCTS - 1.1%
Avon Products, Inc., 5.75%, due 03/15/23	14,610,000	10,427,887
Avon Products, Inc., 7.70%, due 03/15/43	13,994,000	9,907,752
		20,335,639
ENERGY - 1.4%
OIL, GAS & CONSUMABLE FUELS - 1.4%
Chesapeake Energy Corp., 2.75%, due 11/15/35 CV	13,000,000	12,788,750
Chesapeake Energy Corp., 2.50%, due 05/15/37 CV	7,500,000	6,450,000
Chesapeake Energy Corp., 2.50%, due 05/15/37 CV	7,500,000	6,562,500
		25,801,250
FINANCIALS - 0.3%
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Health Care REIT, Inc., 4.95%, due 01/15/21	5,464,000	5,953,356

HEALTH CARE - 12.9%
BIOTECHNOLOGY - 2.8%
Amgen, Inc., 2.30%, due 06/15/16	23,352,000	23,566,348
Amgen, Inc., 2.50%, due 11/15/16	29,262,000	29,711,552
		53,277,900
HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
C.R. Bard, Inc., 2.875%, due 01/15/16	29,269,000	29,438,585

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 62.6% (Continued)	Par Value	Value
HEALTH CARE - 12.9% (Continued)
HEALTH CARE PROVIDERS & SERVICES - 7.1%
Express Scripts Holding Co., 3.125%, due 05/15/16	$30,295,000	$30,639,757
HealthSouth Corp., 5.75%, due 11/01/24	31,318,000	30,926,525
McKesson Corp., 0.95%, due 12/04/15	50,634,000	50,652,076
Quest Diagnostics, Inc., 3.20%, due 04/01/16	23,540,000	23,815,348
		136,033,706
PHARMACEUTICALS - 1.5%
Hospira, Inc., 5.60%, due 09/15/40	25,677,000	29,511,757

INDUSTRIALS - 4.1%
COMMUNICATIONS EQUIPMENT - 4.1%
Brocade Communications Systems, Inc., 4.625%, due 01/15/23	36,456,000	34,997,760
Juniper Networks, Inc., 3.10%, due 03/15/16	43,078,000	43,471,130
		78,468,890
INFORMATION TECHNOLOGY - 17.3%
COMMUNICATIONS EQUIPMENT - 4.8%
Ciena Corp., 0.875%, due 06/15/17 CV	51,520,000	50,811,600
Nokia Corp., 5.375%, due 05/15/19	13,014,000	13,697,235
Nokia Corp., 6.625%, due 05/15/39	25,801,000	26,962,045
		91,470,880
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
FLIR Systems, Inc., 3.75%, due 09/01/16	10,053,000	10,268,315

IT SERVICES - 3.9%
WEX, Inc., 144A, 4.75%, due 02/01/23	40,000,000	38,200,000
Xerox Corp., 6.40%, due 03/15/16	36,776,000	37,710,405
		75,910,405
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
Altera Corp., 1.75%, due 05/15/17	24,124,000	24,240,253

SOFTWARE - 4.8%
Nuance Communications, Inc., 2.75%, due 11/01/31 CV	63,977,000	65,136,583
Symnatec Corporation, 2.75%, due 06/15/17	1,370,000	1,376,069
TiVo, Inc., 2.00%, due 10/01/21 CV	30,257,000	26,304,680
		92,817,332

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 62.6% (Continued)	Par Value	Value
INFORMATION TECHNOLOGY - 17.3% (Continued)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.0%
Apple, Inc., 3.85%, due 05/04/43	$23,397,000	$21,337,760
NetApp, Inc., 3.25%, due 12/15/22	17,795,000	17,132,937
		38,470,697

TOTAL CORPORATE BONDS (Cost $1,194,799,933)		$1,203,053,611

MONEY MARKET FUNDS - 10.2%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.08%(b)	95,698,480	$95,698,480
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.08%(b)	5,338,493	5,338,493
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.08%(b)	95,698,480	95,698,480
TOTAL MONEY MARKET FUNDS (Cost $196,735,453)		$196,735,453

TOTAL INVESTMENTS AT VALUE - 98.9% (Cost $1,912,112,395)		$1,902,826,028

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		20,842,627

NET ASSETS - 100.0%		$1,923,668,655

ADR - American Depositary Receipt.
CV - Convertible Security.
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	The Fund owned 5% or more of the company’s outstanding voting shares thereby making the company an affiliated company as that term is defined in the Investment Company Act of 1940 (Note 4).
(b)	The rate shown is the 7-day effective yield as of September 30, 2015.

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

COMMON STOCKS - 86.6%	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
AUTOMOBILES - 4.6%
General Motors Co.	15,545	$466,661
Thor Industries, Inc.	5,375	278,425
		745,086
HOTELS, RESTAURANTS & LEISURE - 3.5%
Carnival Corp.	11,500	571,550

HOUSEHOLD DURABLES - 1.8%
Sony Corp. - ADR	12,000	294,000

SPECIALTY RETAIL - 1.5%
GameStop Corp. - Class A	5,900	243,139

ENERGY - 9.8%
ENERGY EQUIPMENT & SERVICES - 1.4%
Helmerich & Payne, Inc.	4,825	228,030

OIL, GAS & CONSUMABLE FUELS - 8.4%
Chevron Corp.	5,550	437,784
Devon Energy Corp.	9,600	356,064
Peabody Energy Corp.	117,175	161,701
Suncor Energy, Inc.	15,550	415,496
		1,371,045
FINANCIALS - 11.5%
BANKS - 5.5%
JPMorgan Chase & Co.	8,000	487,760
Wells Fargo & Co.	8,000	410,800
		898,560
INSURANCE - 6.0%
Assured Guaranty Ltd.	20,800	520,000
Unum Group	14,050	450,724
		970,724
HEALTH CARE - 3.0%
PHARMACEUTICALS - 3.0%
GlaxoSmithKline plc - ADR	12,700	488,315

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
INDUSTRIALS - 7.0%
COMMERCIAL SERVICES & SUPPLIES - 3.2%
Pitney Bowes, Inc.	26,725	$530,491

CONSTRUCTION & ENGINEERING - 2.9%
Jacobs Engineering Group, Inc. (a)	12,500	467,875

MACHINERY - 0.9%
Joy Global, Inc.	10,000	149,300

INFORMATION TECHNOLOGY - 23.0%
COMMUNICATIONS EQUIPMENT - 2.4%
ADTRAN, Inc.	26,500	386,900

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 9.0%
Corning, Inc.	28,625	490,060
FLIR Systems, Inc.	18,625	521,314
Itron, Inc. (a)	14,650	467,482
		1,478,856
SOFTWARE - 8.1%
CA, Inc.	21,050	574,665
Microsoft Corp.	7,670	339,474
Symantec Corp.	21,000	408,870
		1,323,009
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.5%
BlackBerry Ltd. (a)	68,760	421,499
Hewlett-Packard Co.	5,700	145,977
		567,476
MATERIALS - 10.8%
CHEMICALS - 2.7%
Mosaic Co. (The)	14,000	435,540

METALS & MINING - 8.1%
Alcoa, Inc.	52,650	508,599
Allegheny Technologies, Inc.	16,650	236,097
Cliffs Natural Resources, Inc. (a)	79,000	192,760
Nucor Corp.	10,400	390,520
		1,327,976

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
UTILITIES - 10.1%
ELECTRIC UTILITIES - 10.1%
Exelon Corp.	19,000	$564,300
FirstEnergy Corp.	17,335	542,759
PPL Corp.	16,200	532,818
		1,639,877

TOTALCOMMON STOCKS (Cost $16,584,781)		$14,117,749

MONEY MARKET FUNDS - 13.8%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.08%(b)	775,700	$775,700
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.08%(b)	714,838	714,838
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.08%(b)	751,040	751,040
TOTAL MONEY MARKET FUNDS (Cost $2,241,578)		$2,241,578

TOTAL INVESTMENTS AT VALUE - 100.4% (Cost $18,826,359)		$16,359,327

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)		(59,040)

NET ASSETS - 100.0%		$16,300,287

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2015.

See Accompanying Notes to Schedules of Investments.

THE BERWYN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2015 (Unaudited)

1. Securities Valuation

Securities of Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund (the “Funds”) are valued at their market value, which usually means the last quoted sales price on a security’s principal exchange or, in the case of an equity security listed on the National Association of Dealers’ Automated Quotation System (“NASDAQ”), its NASDAQ Official Closing Price. Securities not traded on the valuation date, fixed income securities and securities not listed on an exchange (including NASDAQ) are valued at the last quoted bid price. All other securities, including securities in which the quotations are considered by the Funds’ investment advisor to be unreliable due to significant market or other events, are priced at their fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Factors in determining portfolio investments subject to fair value determination include, but are not limited to the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by a reliable pricing source; and actions of the securities markets, such as the suspension or limitation of trading.

Generally accepted accounting principles (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Corporate Bonds held by Berwyn Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2015, by security type:

Berwyn Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$185,587,345	$-	$-	$185,587,345
Money Market Funds	16,591,017	-	-	16,591,017
Total	$202,178,362	$-	$-	$202,178,362

Berwyn Income Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$363,977,786	$-	$-	$363,977,786
Preferred Stocks	139,059,178	-	-	139,059,178
Corporate Bonds	-	1,203,053,611	-	1,203,053,611
Money Market Funds	196,735,453	-	-	196,735,453
Total	$699,772,417	$1,203,053,611	$-	$1,902,826,028

Berwyn Cornerstone Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$14,117,749	$-	$-	$14,117,749
Money Market Funds	2,241,578	-	-	2,241,578
Total	$16,359,327	$-	$-	$16,359,327

THE BERWYN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. As of September 30, 2015, the Funds did not have any transfers into and out of any Level. The Funds did not have any assets or liabilities or derivative instruments that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of September 30, 2015:

	Berwyn Fund	Berwyn Income Fund	Berwyn Cornerstone Fund

Tax Cost of Portfolio Investments	$215,100,142	$1,922,813,767	$18,838,160

Gross Unrealized Appreciation	$28,976,102	$60,251,875	$1,094,972
Gross Unrealized Depreciation	(41,897,882)	(80,239,614)	(3,573,805)

Net Unrealized Depreciation	$(12,921,780)	$(19,987,739)	$(2,478,833)

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Affiliated Investments

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. As of September 30, 2015, PCTEL, Inc. is considered to an affiliate of Berwyn Income Fund. Transactions in this company during the nine months ended September 30, 2015 were as follows:

Berwyn Income Fund
	12/31/2014 Value	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	9/30/2015 Value	Net Realized Gains (Losses)	Earned Income
PCTEL, Inc.	$20,468,014	$3,886,400	$(8,477,174)	$(5,130,633)	$10,746,607	$(1,881,633)	$387,384

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2015, Berwyn Fund had 26.1% of the value of its net assets invested within the Industrials sector.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Berwyn Funds

By (Signature and Title)*		/s/ Robert E. Killen
Robert E. Killen, President

Date	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Robert E. Killen
Robert E. Killen, President

Date	November 20, 2015

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	November 20, 2015

*	Print the name and title of each signing officer under his or her signature.